Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2013
Allowances For Credit Losses And Investment in Financing Receivables

The allowance for credit losses and recorded investment in financing receivables as of December 31 are shown below:

Nontrade receivables
2013:
Allowance for credit losses:
Beginning balance	$15
Provision	3

Ending balance	18

Ending balance collectively evaluated for impairment	$18

Financing receivables:
Ending balance	$141

Ending balance collectively evaluated for impairment	$141

Nontrade receivables
2012:
Allowance for credit losses:
Beginning balance	$40
Provision	(25)

Ending balance	15

Ending balance collectively evaluated for impairment	$15

Financing receivables:
Ending balance	$123

Ending balance collectively evaluated for impairment	$123

Nontrade Receivables and Allowance for Credit Losses

The Company’s nontrade receivables are analyzed for credit risk based upon the customer classification of agent or reinsurer. The nontrade receivable and allowance for credit losses by customer classification as of December 31 are shown below:

	2013			2012
	Agent	Reinsurer	Total	Agent	Reinsurer	Total
Nontrade receivables	$18	123	141	15	108	123
Allowance for credit losses	(18)	—	(18)	(15)	—	(15)

Net nontrade receivable	$—	123	123	—	108	108

Aging Analysis of Past Due Financing Receivables

Aging analysis of past-due financing receivables as of December 31 is shown below:

	31–60 past due	61–90 past due	Greater than 90 past due	Total past due	Current	Total
2013:
Nontrade receivables	$36	1	18	55	86	141

	31–60 past due	61–90 past due	Greater than 90 past due	Total past due	Current	Total
2012:
Nontrade receivables	$41	1	37	79	44	123